Construction Services Redeemable Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017
Previous Owners [Member]
Noncontrolling Interest [Line Items]
Purchase price of the previous owners' equity interest in Centuri	$ 23
Previous Owners [Member] | Link-Line and WS Nicholls [Member]
Noncontrolling Interest [Line Items]
Description of equity interest		In conjunction with the acquisition of the Canadian construction businesses in October 2014, the previous owners of the acquired companies retained a 3.4% equity interest in Centuri, which, subject to an eligibility timeline, would have been redeemable (in its entirety) at the election of the noncontrolling parties beginning in July 2022. In August 2017, in advance of when otherwise eligible, the parties agreed to a current redemption. Southwest Gas Holdings, Inc. paid $23 million to the previous owners, thereby acquiring the remaining 3.4% equity interest in Centuri. Accordingly, Centuri is now a wholly owned subsidiary of the Company.
Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Construction Services [Member]
Noncontrolling Interest [Line Items]
Percentage of earnings attribution by Centuri to previous owners	3.40%
IntelliChoice Energy Llc [Member]
Noncontrolling Interest [Line Items]
Subsidiaries holding interest percentage		65.00%